Note 2 - The Company and Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Accumulated deficit	$ (535,984)		$ (535,984)		$ (528,685)	$ (269,499)
Cash and cash equivalent	264	$ 1,096	$ 264	$ 1,096	$ 60	$ 576	$ 19
Diluted shares excluded from calcuation of EPS			39,416,352	3,390,120	8,682,368	1,164,905
Research and development	$ 154	$ 3,251	$ 988	$ 6,724	$ 9,067	$ 1,068